PROPERTY AND EQUIPMENT - Summary of Property and Plant Equipment (Detail) - Branded Online Inc dba Nogin [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	$ 2,901	$ 2,696	$ 2,382
Less accumulated depreciation	(1,202)	(907)	(726)
Property and equipment, net	1,699	1,789	1,656
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	2,365	2,160	1,862
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	$ 536	$ 536	$ 520